Financial instruments by categories (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Trade receivables and other, net	R$ 139,546	R$ 36,525
Trade and other payables	(106,023)	(78,389)
Colombia, Pesos
IfrsStatementLineItems [Line Items]
Trade receivables and other, net	2,146	2,353
Trade and other payables	(550)	(492)
Mexico, Pesos
IfrsStatementLineItems [Line Items]
Trade receivables and other, net	11,852	3,061
Trade and other payables	(10,123)	(4,288)
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Trade receivables and other, net
Trade and other payables	R$ (44,067)	R$ (7,635)